NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 9 – NOTES PAYABLE

The Company borrows funds from various creditors to finance its equipment, operations and acquisitions. The Company’s collateralized loans are secured by interest in the financed equipment.

On December 15, 2022, Titan Trucking entered into a $170,000 promissory note agreement with WTI Global Inc. (“WTI”) at a 7% per annum interest rate. The promissory note was issued as consideration for the acquisition of intangible assets from WTI during the year ended December 31, 2022. On February 1, 2023, WTI agreed to cancel the promissory note in exchange for an ownership interest in the Company. The cancellation was recorded on the consolidated balance sheet as an equity contribution (See Note 14 – Stockholders’ Equity and Mezzanine Equity).

The Company’s notes payables balance as of September 30, 2024 and December 31, 2023, consisted of the following:

		September 30,		December 31,
		2024		2023
		Current	Non-current	Current	Non-current

Collateralized Instalment Loans	(a)	$2,428,848	$4,564,835	$970,301	$2,521,624

Note Payables:
Keystone	(b)	90,000	-	-	-

Issued prior to Titan Merger:
Michaelson Capital	(c)	2,107,090	-	2,307,090	-
Loanbuilder	(d)	83,046	56,281	91,096	102,916
Individual	(e)	25,000	-	25,000	-
Kabbage Funding Loans	(f)	-	-	9,344	-

Related Parties:
Standard Waste Promissory Note (1)	(g)	500,000	-	-	-
Standard Waste Promissory Note (2)	(h)	-	2,359,898	-	-
Titan Holdings 2	(i)	175,000	537,470	175,000	603,470
Titan Holdings 5	(j)	107,000	-	40,000	-
Miller	(k)	305,000	-	250,000	-
J. Rizzo	(l)	81,658	-	65,000	-
C. Rizzo	(m)	-	-	-	-
Celli	(n)	-	-	-	-

Total outstanding principal		5,902,642	7,518,484	3,932,831	3,228,010
Less: discounts		(1,070,205)	(1,482,758)	(21,385)	(53,325)
Total notes payable		4,832,437	6,035,726	3,911,446	3,174,685

Less: Notes payable – related parties		1,168,659	1,867,535	530,000	603,470
Notes payable		$3,663,778	$4,168,191	$3,381,446	$2,571,215

Guarantee of Debt

On May 31, 2024, the Company entered into a Guaranty Fee Agreement pursuant to which certain outstanding indebtedness owed by the Company to the sellers of Standard is guaranteed. Pursuant to the Guaranty Fee Agreement, Charles B. Rizzo personally guaranteed the obligations of Standard and the Company. In exchange for providing the guarantees, the Company agreed to provide compensation consisting of a deposit fee, a guarantee fee, and an annual fee. The guarantee fee consisted of 15,000,000 shares of common stock or the equivalent shares of Series A Preferred Stock, and the deposit fee consisted of 6,500,000 shares of common stock or the equivalent shares of Series A Preferred Stock. The annual fee consists of 2.5% of the total amount of all outstanding debt on the anniversary of the agreement. The deposit fee and guarantee fee were settled on May 31, 2024 with the issuance of 215,000 shares of Series A Preferred Stock. The total value of the 215,000 shares of Series A Preferred Stock issued on May 31, 2024 was $3,010,000. All of the guarantee fee was recorded as a debt issuance cost of $3,010,000 associated with all of Standard’s debt obligations.

Collateralized Instalment Loans:

(a)	The May 30, 2022 acquisition of Standard included the assumption of approximately $3.3 million of debt obligations associated with the fleet of equipment. The Company also had existing collateralized debt of $3,491,925 outstanding at December 31, 2023. The aggregated debt as of September 30, 2024 has $7.0 million of outstanding principal and is made up of instalment notes with a weighted average interest rate of 11.57%, due in monthly instalments with final maturities at various dates ranging from August 2024 to December 2030, secured by related equipment. The Company entered into a Guarantee Fee Agreement pursuant to which certain outstanding indebtedness owed by the Company to the sellers of Standard is guaranteed. A total of $1,611,969 of debt issuance costs were recorded in relation to the Guaranty Fee Agreement for the collateralized loans.

Note Payables:

(b)	During the nine months ended September 30, 2024, there were three note payable agreements executed between the Company and Keystone Capital Partners, LLC for an aggregate amount of $240,000. The agreements were issued between May 30, 2024 and June 7, 2024. All notes mature in less than 12 months and accrue interest at a rate of 10% per annum. On July 2, 2024, Keystone Capital Partners, LLC and the Company agreed to cancel two promissory notes for a total of $150,000 in exchange for 15,134 warrants to purchase 100 shares common stock each and 15,134 shares of Series B Preferred Stock. The warrants each have an exercise price of $0.06 per share (Note 14 – Stockholders’ Equity and Mezzanine Equity). The outstanding balance of the remaining note as of September 30, 2024 was $90,000. The exchange was analyzed under ASC 470-50 and was concluded a debt extinguishment, the Company recorded a loss on extinguishment of $242,045 which is presented on the statement of operations.

Note Payables issued prior to Titan Merger:

(c)

On January 5, 2023, the Company completed its asset acquisition of the Recoup Digester Assets and as part of the consideration, assumed the liabilities of a $3,017,090 Secured Promissory Note owed to Michaelson Capital Special Finance Fund II, L.P. (“Michaelson”). The Company and Michaelson agreed to amend and restate the Secured Promissory Note, as well as sign a related Forbearance Agreement (together known as the “Michaelson Note”). The Michaelson Note originally had a 12% per annum interest rate. The Michaelson Note has the following terms: (1) the Company was to make monthly interest payments for the interest amounts owed, (2) the Company was to make monthly principal payments of $35,000, (3) the Company was to make a $250,000 principal repayment due as of December 31, 2023, and (4) the Company was to repay all other outstanding amounts owed by December 31, 2023. The Michaelson Note also includes a provision granting Michaelson a security interest and lien on all of the Company’s assets as collateral.

In October 2023, the Company and Michaelson agreed to forbear the principal payments owed to Michaelson during the three months ended September 30, 2023 until October 30, 2023. On December 28, 2023, the Company and Michaelson signed a Forbearance Agreement (the “December Michaelson Amendment”) that was accounted for as a debt modification in accordance with ASC 470 – Debt.

The December Michaelson Amendment established a period ending on March 31, 2024 during which Michaelson agreed to forbear from exercising its rights against the Company with respect to a default. Additionally, it set the following repayment terms: (1) on or before December 31, 2023, the Company was to make a $125,000 principal payment, (2) on or before January 31, 2024, the Company was to make a principal payment of $50,000, (3) on or before March 31, 2023, the Company was to repay its remaining principal obligations to Michaelson, (4) beginning on January 2024, the Company was to make three monthly interest payments of $22,571, and (5) following the payment of its other obligations owed to Michaelson, the Company was to issue to Michaelson $50,000 worth of preferred stock at the current offering terms and conditions.

In April 2024, the Company and Michaelson agreed to extend the term of the Michaelson Note until June 30, 2024, and forbear all other terms until May 1, 2024. In exchange for such extension and forbearance, the Company agreed: (1) to pay $600,000 to Michaelson upon the closing of the acquisition of Standard Waste Services, LLC, of which $500,000 will be repayment of principal and $100,000 will be a fee for the forbearance (payable $50,000 in cash and $50,000 in Series B Preferred Stock), (2) any new debt incurred by the Company shall be subordinated to the Michaelson Note, and (3) Michaelson is to receive 25% of the net proceeds on any capital raised greater than $6.0 million. During the nine months ending September 30, 2024, the Company issued 5,000 shares of Series B Preferred Stock and recorded interest expense of $65,357 in relation to this note.

On July 31, 2024, the Company and Michaelson agreed to a Forbearance Agreement that amended the Michaelson Note Payable (the “July Michaelson Amendment”). As a result, the interest rate of the Michaelson Note increased to 16% per annum beginning on July 1, 2024. Additionally, the principal payment schedule of the Michaelson Note was amended as follows: a payment of $750,000 is due on or by August 30, 2024, a payment of $457,089 is due on or by September 30, 2024, and a payment of the remaining outstanding principal is due on or by November 30, 2024. The Company also agreed to pay a forbearance fee of $10,000 to Michaelson. In accordance with ASC 470, the July Michaelson Amendment was accounted for as debt modification. As of September 30, 2024 the outstanding principal balance is $2,107,090 and the Michaelson Note was in default.

(d)

Between January 14, 2022 and July 6, 2022, the Company signed four loan agreements with the Loanbuilder Service of Paypal, Inc (the “Loanbuilder Notes”). Three of the four Loanbuilder Notes had entered into settlement agreements prior to May 19, 2023. The remaining note (“Loanbuilder – 3”) was in default on May 19, 2023. On May 19, 2023, the outstanding liabilities owed under all the Loanbuilder Notes was $299,710, inclusive of $50,599 owed due to Loanbuilder – 3.

On June 15, 2023, the Company entered into a settlement agreement on Loanbuilder – 3. In accordance with ASC 470-60, “Troubled Debt Restructuring by Debtors,” each of the four Loanbuilder Notes were accounted for as a troubled debt restructuring due to their respective settlement agreements. As a result of the Loanbuilder - 3 settlement agreement, the Company recorded a net gain on extinguishment of debt of $25,299 in the consolidated statement of operations for the year ended December 31, 2023. Additionally, the Company agreed to pay the lender $6,325 in four monthly payments beginning in June 2023.

Excluding the Loanbuilder - 3 repayments, and as of September 30, 2024, the Company had 21 remaining required monthly repayments of $6,046 and 8 remaining required monthly repayments of $1,545 for the other Loanbuilder Notes.

(e)	On May 16, 2022, the Company issued a $25,000 promissory note (the “Individual #1 Note”) with an individual private investor. The Individual Note has an annual interest rate of 12% per annum and matured on December 31, 2023, at which time all principal and accrued interest is owed. The Individual #1 Note is in default and therefor incurs additional interest of 0.5% on all outstanding principal and interest owed.

(f)	On September 28, 2022 and September 29, 2022, the Company agreed to two Kabbage Funding Loan Agreements (together known as the “Kabbage Loans”) owed to American Express National Bank. The Kabbage Loans had an initial principal amount of $120,800 and as of May 19, 2023 had a principal amount of $77,748. Each loan includes a cost of capital interest expense of $4,077 and is to be repaid in nine monthly repayments of $3,658, followed by nine monthly payments of $35,507. As of September 30, 2024, the Kabbage Loans had been fully repaid.

Related Parties:

(g)	On May 30, 2024 the Company entered into a promissory note agreement with Dominic and Sharon Campo for $500,000. The note matured on July 15, 2024. The promissory note has an annual interest rate of 13.75% until maturity date and 18% after the maturity. As of September 30, 2024 the outstanding loan balance is $500,000. The Company incurred debt issuance costs of $245,469 in connection with the execution of this agreement of which $245,469 was amortized during the nine months ending September 30, 2024 (please see Guarantee of Debt above). The debt issuance cost balance as of September 30, 2024 is $0. Upon default, a fifteen day “cure period” shall begin. Following the expiration of the cure period, any amounts outstanding shall be immediately due and payable. An additional charge of either $100,000 or 200,000 shares of Series A Preferred Stock shall become due. As of September 30, 2024, the maturity date of the note had passed and the cure period elapsed. Subsequent to period end the note was extended and is no longer in default.

(h)	On May 31, 2024 the Company entered into a promissory note agreement with Dominic and Sharon Campo for $2,359,898. The note matures on May 15, 2027. The promissory note has an annual interest rate of 13.75% for the first year, 14.75% for the second year and 15.75% for the third year. Upon default, a 10 day “cure period” shall begin. The promissory note requires thirty-five (35) monthly installment payments of interest beginning on June 15, 2024, and a balloon payment of all outstanding principal and accrued interest upon maturity. As of September 30, 2024 the outstanding loan balance is $2,359,898. The Company incurred debt issuance costs of $1,158,562 in connection with the execution of this agreement of which $128,729 was amortized during the nine months ending September 30, 2024 (please see Guarantee of Debt above). The debt issuance cost balance as of September 30, 2024 is $1,029,833.

(i)

On April 30, 2023, Titan Trucking signed a promissory note (the “Titan Holdings 2 Note”) with Titan Holdings 2, LLC (“Titan Holdings 2”), a stockholder of the Company. The promissory note matures on March 31, 2028. On November 10, 2023, Titan Trucking and Titan Holdings 2 agreed to a restated promissory note (together the two notes are the “Titan Holdings 2 Note”). The Titan Holdings 2 Note has a principal amount of $712,470. The interest rate was 10.5% for the period of April 30, 2023 through November 30, 2023 and increased to 13.00% commencing on December 1, 2023. Accrued interest is required to be paid on a monthly basis and all outstanding principal owed is due five years commencing after the signing of the restated promissory note. Titan Trucking was also required to make a one-time principal payment of $175,000 on or before December 8, 2023, and because all outstanding interest and principal was not repaid by December 31, 2023, an additional $50,000 penalty charge was added to the outstanding principal owed.

Titan has an informal agreement with Titan Holdings 2 to continually borrow from Titan Holdings 2 as working capital needs arise. These additional funds are to be repaid as funding becomes available. As of September 30, 2024, Titan had no additional borrowings related towards this loan.

In July of 2024, the Company sold two customer contracts in exchange for total proceeds of $370,000; consisting of $100,000 in cash, $50,000 of expenses paid on behalf of the Company, and debt forgiveness of $220,000. The debt forgiveness included the forgiveness of $146,000 of principal and $4,000 of accrued interest related to the Titan Holdings 2 Note. As of September 30, 2024 the outstanding balance of the Titan Holdings 2 note was $712,470.

(j)

On December 31, 2023, Titan Trucking and a stockholder of the Company agreed to an informal agreement (the “Titan Holdings 5 Note”) to borrow funds from the stockholder as working capital needs arise. These additional funds are to be repaid as funding becomes available. As of September 30, 2024, Titan had borrowed $170,439 in additional funding.

On May 30, 2024, the Company and the stockholder, agreed to a promissory note for a principal amount of $100,000. The promissory note has an annual interest rate of 10% and a maturity date of September 30, 2024. The note also features a provision stating the Company will pay a 10% late fee in the event repayment is not made by more than 30 days past maturity. On July 2, 2024 the stockholder and the Company agreed to cancel the promissory note in exchange for 10,091 units which include 10,091 warrants to purchase 100 shares of common stock each and 10,091 shares of Series B Preferred Stock. The warrants each have an exercise price of $0.06 per share (Note 14 – Stockholders’ Equity and Mezzanine Equity). The exchange was analyzed under ASC 470-50 and was concluded a debt extinguishment, the Company recorded a loss on extinguishment of $161,391 which is presented on the statement of operations.

(k)

On October 30, 2023, Titan Trucking and the Company’s CEO, Glen Miller (“Miller”), agreed to a promissory note for a principal amount of $250,000. The promissory note is non-interest bearing and to be repaid within 30 days of the Company’s receipt of bridge funding. The note also features a provision stating Titan Trucking will pay a 10% late fee in the event repayment is not made by more than 30 days past maturity. The promissory note currently has an outstanding balance of $250,000 and as of September 30, 2024 is in default.

On February 23, 2024, the Company and Miller agreed to a promissory note for a principal amount of $55,000. The promissory note is non-interest bearing, had a maturity date of June 30, 2024, and has an original issue discount of $5,000. The note also features a provision stating the Company will pay a 10% late fee in the event repayment is not made by more than 30 days past maturity. The promissory note currently has an outstanding balance of $55,000 and as of September 30, 2024 is in default.

On May 30, 2024, the Company and Miller agreed to a promissory note for a principal amount of $50,000. The promissory note has a maturity date of June 28, 2024, and has an annual interest rate of 10%. The note also features a provision stating the Company will pay a 10% late fee in the event repayment is not made by more than 30 days past maturity. On July 2, 2024, Miller and the Company agreed to cancel the promissory note in exchange for 5,045 units which include 5,045 warrants to purchase 100 shares common stock each and 5,045 shares of Series B Preferred Stock. The warrants each have an exercise price of $0.06 per share (Note 14 – Stockholders’ Equity and Mezzanine Equity). The exchange was analysed under ASC 470-50 and was concluded a debt extinguishment, the Company recorded a loss on extinguishment of $80,689 which is presented on the statement of operations.

(l)

On November 30, 2023, the Company and its COO, Jeff Rizzo (“Rizzo”), agreed to a promissory note for a principal amount of $65,000. The promissory note has an interest rate of 10% and a maturity date of June 30, 2024. The note also features a provision stating the Company will pay a 10% late fee in the event repayment is not made by more than 30 days past maturity. As of September 30, 2024, the maturity date elapsed and the promissory note is in default.

The Company has an informal agreement with Rizzo to continually borrow from Rizzo as working capital needs arise. These additional funds are to be repaid as funding becomes available. As of September 30, 2024, Titan had borrowed $16,658 in additional funding.

(m)	The Company has an informal agreement with Charles B. Rizzo (“C. Rizzo”) to continually borrow from C. Rizzo as working capital needs arise. These additional funds are to be repaid as funding becomes available. In July of 2024, the Company sold two customer contracts in exchange for total proceeds of $370,000; consisting of $100,000 in cash, $50,000 of expenses paid on behalf of the Company, and debt forgiveness of $220,000. The debt forgiveness included the forgiveness of $70,000 owed to C. Rizzo.

(n)	On May 30, 2024, the Company and Frank Celli (“Celli”), agreed to a promissory note for a principal amount of $200,000. The promissory note has an annual interest rate of 10% and a maturity date of September 30, 2024. The note also features a provision stating the Company will pay a 10% late fee in the event repayment is not made by more than 30 days past maturity. On July 2, 2024, Celli and the Company agreed to exchange the promissory note in exchange for 20,183 units which include 20,183 warrants to purchase 100 shares of common stock each and 20,183 shares of Series B Preferred Stock. The warrants each exercisable have an exercise price of $0.06 per share (Note 14 – Stockholders’ Equity and Mezzanine Equity). On July 2, 2024 Celli and the Company agreed to cancel the promissory note in exchange for 20,183 units which include 20,183 warrants to purchase 100 shares common stock each and 20,183 shares of Series B Preferred Stock. The warrants each have an exercise price of $0.06 per share (Note 14 – Stockholders’ Equity and Mezzanine Equity). The exchange was analyzed under ASC 470-50 and was concluded a debt extinguishment, the Company recorded a loss on extinguishment of $322,794 which is presented on the statement of operations.

Interest expense on these notes for the nine and three months ended September 30, 2024 was $724,127 and $218,666, respectively. Interest expense on these notes for the nine and three months ended September 30, 2023 was $391,735 and $178,016, respectively.

Principal maturities for the next five years and thereafter as of September 30, 2024 were as follows:

Remainder of 2024	$4,034,452
2025	2,341,231
2026	1,703,748
2027	3,589,706
2028	947,349
Thereafter	804,640
Total principal payments	$13,421,126
Less: debt discounts	(2,552,963)
Total notes payable	$10,868,163

NOTE 9 – NOTES PAYABLE

The Company borrows funds from various creditors to finance its equipment, operations, and acquisitions. The collateralized loans below are secured by interest in the financed equipment.

The Company’s notes payables balance as of December 31, 2023 and 2022, consisted of the following:

		December 31,		December 31,
		2023		2022
		Current	Non-current	Current	Non-current

Loans:
WTI Global Inc.	(a)	$-	$-	$170,000	$-

Collateralized Loans:
Peoples United	(b)	-	-	177,539	-
M&T Bank	(c)	133,072	188,121	121,927	321,192
Daimler Truck	(d)	53,429	-	74,873	53,429
Ascentium Capital	(e)	195,519	612,674	152,467	587,991
Balboa Capital	(f)	42,829	136,604	38,895	179,433
Blue Bridge Financial	(g)	11,733	39,218	10,394	50,951
Channel Equipment Finance	(h)	93,818	98,230	-	-
Financial Pacific	(i)	33,006	100,214	29,187	133,220
M2 Equipment	(j)	43,099	134,940	39,527	178,039
Meridian Equipment Finance	(k)	28,001	85,606	25,518	113,606
Navitas	(l)	39,840	118,883	36,791	158,723
Pawnee Leasing Corp	(m)	45,910	147,848	41,480	193,759
Signature Bank	(n)	79,732	295,189	73,973	374,921
Trans Lease	(o)	44,657	112,912	40,524	157,569
Verdant Commercial Credit	(p)	47,175	122,215	44,324	169,390
Western Equipment Capital	(q)	45,016	141,589	41,186	186,605
Amur Equipment Finance	(r)	33,465	187,381	-	-

Issued prior to Titan Merger:
Michaelson Capital	(s)	2,307,090	-	-	-
Loanbuilder	(t)	91,096	102,916	-	-
Individual	(u)	25,000	-	-	-
Kabbage Loans	(v)	9,344	-	-	-
Baxter Credit Union	(w)	-	-	-	-

Related Parties:
Titan Holdings 2	(x)	175,000	603,470	-	-
Titan Holdings 5	(y)	40,000	-	-	-
Miller	(z)	250,000	-	-	-
Rizzo	(aa)	65,000	-	-	-

Total outstanding principal		3,932,831	3,228,010	1,118,605	2,858,828
Less: discounts		(21,385)	(53,325)	(20,447)	(73,297)
Total notes payable		3,911,446	3,174,685	1,098,158	2,785,531

Less: Notes payable – related parties		530,000	603,470	-	-
Notes payable		$3,381,446	$2,571,215	$1,098,158	$2,785,531

(a)	On December 15, 2022, Titan Trucking entered into a $170,000 promissory note agreement with WTI Global Inc. (“WTI”) at a 7% per annum interest rate. The promissory note was issued as consideration for the acquisition of intangible assets from WTI (Note 5 – Intangible Assets). On February 1, 2023, WTI agreed to cancel the promissory note in exchange for an ownership interest in the Company. The cancellation was recorded on the condensed consolidated balance sheet as an equity contribution (See Note 14 – Stockholders’ Equity).

(b)	On December 10, 2021, Titan Trucking entered into a collateralized loan agreement for $354,876 with Peoples United Bank at a 5.75% per annum interest rate. The loan had a maturity date of November 10, 2023, required monthly payments of $16,614 and was fully repaid as of December 31, 2023.

(c)	Titan Trucking entered into a collateralized loan on December 23, 2022 with M&T Bank which matures on February 23, 2025. The loan has an interest rate of 8.78% and the Company remits monthly payments of $13,000 with a balloon payment at maturity of $176,497.

(d)

On February 12, 2018, Titan Trucking entered into a collateralized loan agreement with Daimler Trucks for $131,940, with a maturity date of May 14, 2023. Titan Trucking made monthly payments of $2,487 towards principal and interest. Interest accrued at a rate of 4.95% per annum. As of December 31, 2023 this loan had been fully paid off.

On June 3, 2019, Titan Trucking entered into another collateralized loan agreement with Daimler Trucks for $160,601, with a maturity date of September 3, 2024. Titan Trucking makes monthly payments of $2,795 towards principal and interest. Interest accrues at a rate of 6% per annum.

On June 14, 2019, Titan Trucking entered into another collateralized loan agreement with Daimler Trucks for $155,740, with a maturity date of September 29, 2024. Titan makes monthly payments of $2,762 towards principal and interest. Interest accrues at a rate of 6% per annum.

(e)

On May 5, 2022, Titan Trucking entered into an equipment financing agreement with Ascentium Capital for $250,000, which matures on May 5, 2027. Titan Trucking makes monthly payments of $4,812 towards principal and interest. Interest accrues at a rate of 5.82% per annum.

On May 10, 2022, Titan Trucking entered into an equipment financing agreement with Ascentium Capital for $259,646, which matures on May 10, 2027. The Company makes monthly payments of $4,753 towards principal and interest. Interest accrues at a rate of 3.75% per annum.

On June 5, 2022, Titan Trucking entered into an equipment financing agreement with Ascentium Capital for $311,795, which matures on June 5, 2027. Titan Trucking makes monthly payments of $5,935 towards principal and interest. Interest accrues at a rate of 5.36% per annum.

On December 25, 2023 Titan Trucking entered into an equipment financing agreement with Ascentium Capital for $220,202, which matures on December 25, 2028. Titan Trucking makes monthly payments of $4,742 towards principal and interest. Interest accrues at a rate of 10.58% per annum

(f)	On August 13, 2022, Titan Trucking entered into a collateralized loan agreement with Balboa Capital for $230,482, which matures five years from the commencement date. Titan Trucking makes monthly payments of $4,860 towards principal and interest. Interest accrues at a rate of 9.68% per annum.

(g)	On August 11, 2022, Titan Trucking entered into an equipment finance agreement with Blue Bridge Financial for $64,539, which matures five years from the commencement date. Titan Trucking makes monthly payments of $1,442 towards principal and interest. Interest accrues at a rate of 12.18% per annum.

(h)

On September 19, 2023, Titan Trucking entered into a business advance finance agreement with Channel Equipment Finance for $123,574, which matures on August 28, 2028. Titan Trucking makes monthly payments of $3,051 towards principal and interest. Interest accrues at a rate of 16.69% per annum.

On October 31, 2023, Titan Trucking entered into an equipment finance agreement with Channel Equipment Finance for $84,000, which matures on November 15, 2024. Titan Trucking makes monthly payments of $7,448 towards principal and interest. Interest accrues at a rate of 56.95% per annum.

(i)

On July 15, 2022, Titan Trucking entered into an equipment financing agreement with Financial Pacific for $74,841, which matures five years from commencement. Titan Trucking makes monthly payments of $1,585 towards principal and interest. Interest accrues at a rate of 9.87% per annum.

On October 15, 2022, Titan Trucking entered into an additional equipment financing agreement with Financial Pacific for $95,127, which matures five years from commencement. Titan Trucking makes monthly payments of $1,906 towards principal and interest. Interest accrues at a rate of 7.49% per annum.

(j)	On August 10, 2022, Titan Trucking entered into an equipment financing agreement with M2 Equipment for $230,000, which matures five years from commencement. Titan Trucking makes monthly payments of $4,739 towards principal and interest. Interest accrues at a rate of 8.68% per annum.

(k)	On August 16, 2022, Titan Trucking entered into an equipment financing agreement with Meridian for $149,076, which matures five years from commencement. Titan Trucking makes monthly payments of $3,118 towards principal and interest. Interest accrues at a rate of 9.32% per annum.

(l)	On July 23, 2022, Titan Trucking entered into an equipment financing agreement with Navitas for $210,000, which matures five years from commencement. Titan Trucking makes monthly payments of $4,257 towards principal and interest. Interest accrues at a rate of 7.99% per annum.

(m)	On August 15, 2022, Titan Trucking entered into an equipment financing agreement with Pawnee Leasing Corp. for $248,157, which matures five years from commencement. Titan Trucking makes monthly payments of $5,296 towards principal and interest. Interest accrues at a rate of 10.19% per annum.

(n)

On June 22, 2022, Titan Trucking entered into a collateralized loan agreement with Signature Bank for $284,951, which matures six years from commencement. Titan makes monthly payments of $4,849 towards principal and interest. Interest accrues at a rate of 6.93% per annum.

On September 15, 2022, Titan Trucking entered into a collateralized loan agreement with Signature Bank for $191,250, which matures five years from commencement. Titan makes monthly payments of $3,901 towards principal and interest. Interest accrues at a rate of 8.25% per annum.

(o)	On August 20, 2022, Titan Trucking entered into a collateralized loan agreement with Trans Lease, Inc. for $210,750, which matures five years from commencement. Titan Trucking makes monthly payments of $4,838 towards principal and interest. Interest accrues at a rate of 9.75% per annum.

(p)	On April 27, 2022, Titan Trucking entered into a collateralized debt agreement with Verdant Commercial Capital for $241,765, which matures five years from commencement. Titan Trucking makes monthly payments of $4,702 towards principal and interest. Interest accrues at a rate of 6.25% per annum.

(q)	On August 15, 2022, Titan Trucking entered into an equipment financing agreement with Western Equipment Capital for $240,726, which matures five years from commencement. Titan Trucking makes monthly payments of $4,989 towards principal and interest. Interest accrues at a rate of 8.93% per annum.

(r)	On November 8, 2023, Titan Trucking entered into an equipment financing agreement with Amur Equipment Finance for $223,428, which matures five years from commencement. Titan Trucking makes monthly payments of $5,215 towards principal and interest. Interest accrues at a rate of 14.14% per annum.
Note Payables issued prior to Titan Merger:

(s)

On January 5, 2023, the Company completed its asset acquisition of the Recoup Digester Assets and as part of the consideration the Company paid for such assets, the Company assumed the liabilities of a Secured Promissory Note owed to Michaelson Capital Special Finance Fund II, L.P. (“Michaelson”) with an outstanding balance of $3,017,090 and other obligations of the seller under a secured loan agreement. The Company and Michaelson agreed to amend and restate the Secured Promissory Note, as well as sign a related Forbearance Agreement (together known as the “Michaelson Note”). The Michaelson Note has a 12% per annum interest rate. The Michaelson Note has the following terms: (1) the Company is to make monthly interest payments for the interest amounts owed, (2) the Company is to make monthly principal payments of $35,000, (3) the Company is to make a $250,000 principal repayment due as of December 31, 2023, and (4) the Company is to repay all other outstanding amounts owed by December 31, 2023. Substantially all of our assets are pledged as collateral for outstanding borrowings under the Michaelson Note.

In October of 2023 the Company and Michaelson agreed to forbear the principal payments owed to Michaelson during the three months ended September 30, 2023 until October 30, 2023. On December 28, 2023 the Company and Michaelson signed a Forbearance Agreement (the “December Michaelson Amendment”) which was accounted for as a debt modification in accordance with ASC 470 – Debt.

The December Michaelson Amendment established a period ending on March 31, 2024 during which Michaelson agreed to forbear from exercising its rights against the Company with respect to a default. Additionally, it set the following repayment terms: 1) on or before December 31, 2023 the Company is to make a $125,000 principal payment, 2) on or before January 31, 2024 the Company is make a principal payment of $50,000, 3) on or before March 31, 2023 the Company shall repay its remaining principal obligations to Michaelson, 4) beginning on January 2024, the Company is make three monthly interest payments of $22,571, and 5) following the payment of its other obligations owed to Michaelson the company shall issue Michaelson $50,000 worth of preferred stock at the current offering terms and conditions.

In April 2024, the Company and Michaelson agreed to extend the term of the Michaelson Note until June 30, 2024, and forbear all other terms until May 1, 2024. In exchange for such extension and forbearance, the Company agreed to: 1) pay $600,000 to Michaelson upon the closing of the acquisition of Standard Waste Services, LLC -- $500,000 will be repayment of principal and $100,000 will be a fee for the forbearance (payable $50,000 in cash and $50,000 in Series B Preferred Stock), 2) any new debt incurred by the Company shall be subordinated to the Michaelson Note, and 3) Michaelson is to receive 25% of the net proceeds on any capital raised greater than $6.0 million (Note 20 – Subsequent Events).

(t)

Between January 14, 2022 and July 6, 2022, the Company signed four loan agreements with the Loanbuilder service of Paypal, Inc (the “Loanbuilder Notes”). Three of the four Loanbuilder Notes were settled prior to May 19, 2023. The remaining note (“Loanbuilder – 3”) was in default on May 19, 2023. On May 19, 2023, the outstanding liabilities owed due to the Loanbuilder Notes was $299,710, inclusive of $50,599 owed due to Loanbuilder – 3.

On June 15, 2023, the Company agreed to settle Loanbuilder – 3. In accordance with ASC 470-60, “Troubled Debt Restructuring by Debtors” each of the Loanbuilder notes is accounted for as a troubled debt restructuring due to their respective settlement agreements. As a result of the Loanbuilder - 3 settlement, the Company recorded a net gain on extinguishment of debt of $25,299 in the consolidated statement of operations for the year ended December 31, 2023. Additionally, the Company agreed to pay the lender $6,325 in four monthly payments beginning in June 2023.

Excluding the Loanbuilder - 3 repayments, and as of December 31, 2023, the Company has 28 remaining required monthly repayments of $6,046 and 16 remaining required monthly repayments of $1,545 for the other Loanbuilder Notes.

(u)	On May 16, 2022, the Company issued a $25,000 promissory note (the “Individual #1 Note”) with an individual private investor. The Individual Note has an annual interest rate of 12% per annum and matures on December 31, 2023, at which time all principal and accrued interest is owed. In the event of default, the promissory note incurs additional interest of 0.5% on all outstanding principal and interest owed.

(v)	On September 28, 2022 and September 29, 2022, the Company agreed to two Kabbage Funding Loan Agreements (together known as the “Kabbage Loans”) owed to American Express National Bank. The Kabbage Loans had an initial principal value of $120,800 and as of May 19, 2023 had a principal amount of $77,748. Each loan includes a cost of capital interest expense of $4,077 and is to be repaid in nine monthly repayments of $3,658, followed by nine monthly payments of $35,507.

(w)	The Company signed a revolving loan with Baxter Credit Union, which was renewed on April 26, 2023, with a principal liability of $99,995. The loan had an annual interest rate of 8.50% and a maturity date of July 30, 2023, at which point all principal and accrued interest was due and payable. As of December 31, 2023 this loan was fully repaid.
Related Parties:

(x)

On April 30, 2023, the Company signed a promissory note (the “Titan Holdings 2 Note”) with Titan Holdings 2, LLC (“Titan Holdings 2”), a stockholder of the Company. On November 10, 2023 Titan Trucking and Titan Holdings 2 agreed to a restated promissory note (together the two notes are the “Titan Holdings 2 Note”). The Titan Holdings 2 Note has a principal amount of $712,470. The interest rate is 10.5% for the period of April 30, 2023 through November 30, 2023 and 13.00% commencing on December 1, 2023. Accrued interest is required to be paid on a monthly basis and all outstanding principal owed is due five years commencing after the signing of the restated promissory note. The Company was also required to make a one-time principal payment of $175,000 on or before December 8, 2023 and because all principal and interest owed on December 31, 2023 was not repaid, an additional $50,000 penalty charge was added to the outstanding principal owed.

Titan has an informal agreement with Titan Holdings 2 to continually borrow from Titan Holdings 2 as working capital needs arise. These additional funds are to be repaid as funding becomes available. As of December 31, 2023, Titan had borrowed $66,000 in additional funding.

(y)	On December 31, 2023, the Company and a stockholder of the Company agreed to an informal agreement (the “Titan Holdings 5 Note”) to borrow funds from the stockholder as working capital needs arise. These additional funds are to be repaid as funding becomes available. As of December 31, 2023, Titan had borrowed $40,000 in additional funding.

(z)	On October 30, 2023, the Company and its CEO, Glen Miller, agreed to a promissory note for a principal amount of $250,000. The promissory note is non-interest bearing and to be repaid within 30 days of the Company’s receipt of bridge funding. The note also features a provision stating the Company will pay a 10% late fee in the event repayment is not made by more than 30 days past maturity.

(aa)	On November 30, 2023, the Company and its COO, Jeff Rizzo, agreed to a promissory note for a principal amount of $65,000. The promissory note is non-interest bearing and to be repaid within 30 days of the Company’s receipt of bridge funding. The note also features a provision stating the Company will pay a 10% late fee in the event repayment is not made by more than 30 days past maturity.

Interest expense on these notes for the years ended December 31, 2023 and 2022 was $593,383 and $183,567, respectively.

Principal maturities for the next five years and thereafter as of December 31, 2023 were as follows:

2024	$3,932,831
2025	1,036,070
2026	861,456
2027	571,005
2028	156,009
Thereafter	603,470
Total principal payments	$7,160,841
Less: debt discounts	(74,710)
Total notes payable	$7,086,131

Paycheck Protection Program Note Forgiveness

Titan applied for and received loans from the Paycheck Protection Program (the “PPP”) in the amounts of $406,152 and $406,152, received on May 5, 2020 and February 1, 2021, respectively. On January 31, 2022 and March 21, 2022, Titan received notices that the entire balances of the loans plus any accrued interest were forgiven and recorded a gain on forgiveness of $812,304 during the year ended December 31, 2022 included in other income in the consolidated statements of operations.